Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share

16.	Net Loss per Share
The Group incurred losses for the years ended December 31, 2019, 2020 and 2021, hence restricted shares, restricted share units and share options granted were anti-dilutive and should be excluded from the calculation of diluted net loss per share of the Company.
The following table sets forth a summary that been excluded from the calculation of diluted net loss per share of the Company for the periods been presented.

	For the year ended December 31,
	2019	2020	2021
Preferred shares	569,036,090	—	—
Share options	—	2,092,300	7,036,117
Restricted shares	—	3,141,612	5,680,877
Restricted share units	—	—	2,462,618

Total	569,036,090	5,233,912	15,179,612

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(132,957)	(82,184)	(127,250)
Less: accretions to preferred shares redemption value	(940,186)	(154,066)	—

Net loss attributable to Lizhi Inc.’s ordinary shareholders	(1,073,143)	(236,250)	(127,250)

Denominator:
Weighted average number of ordinary shares outstanding, basic	260,000,000	883,202,412	991,715,849
Weighted average number of ordinary shares outstanding, diluted	260,000,000	883,202,412	991,715,849
Weighted average number of ADSs outstanding, basic	13,000,000	44,160,121	49,585,792
Weighted average number of ADSs outstanding, diluted	13,000,000	44,160,121	49,585,792

Basic net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(4.13)	(0.27)	(0.13)
Diluted net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(4.13)	(0.27)	(0.13)
Basic net loss per ADSs attributable to Lizhi Inc.’s ordinary shareholders	(82.55)	(5.35)	(2.57)
Diluted net loss per ADSs attributable to Lizhi Inc.’s ordinary shareholders	(82.55)	(5.35)	(2.57)